UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter 3, 2004

Check here if Amendment [  ];        Amendment Number: ___

     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:   SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
        ---------------------------------------
Address: 3060 PEACHTREE ROAD, NW SUITE 1555
         ----------------------------------
         ATLANTA GA  30066
         --------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
NAME:    MICHAEL MCCARTHY
         -------------------
Title:   PRINCIPAL
         -------------------
Phone:   404-842-9600
         -------------------

Signature,                 Place, and               Date of Signing:

_______________________    _______________          ________________________


    [Signature]            [City, State]                [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

 Form 13F File Number               Name

 28- _________________              ___________________________________-
 [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management   06/30/2004

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            41


Form 13F Information Table Value Total      $1,551,306 (THOUSANDS)


List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         ____   28-_____________________           __________________________

         [Repeat as necessary.]




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                                               FORM 13F
                                                                                                                  (SEC USE ONLY)
                            Name of Reporting Manager : Shapiro Capital Management Company, Inc

                                                                                                      Item 7
                                                                                                     Manager's
                                                      Item 4:    Item 5:          Item 6               See           Item 8
   Item 1:                       Item 2:   Item 3:    Fair       Shares of    Investment Discretion  Instr  Voting Authority(shares)
Name of Issuer                  Title of   CUSIP      Market     Principal      (b) Shared (c) Shared V (a) Sole (b)Shared (c) None
                                  Class    Number     Value      Amount  (a) Sole As defined  Other
Sierra Pacific Resources          Common  826428104  $97,245,330 10,865,400    a                                9,575,700 1,289,700
IMC Global Inc.                   Common  449669100  $95,655,434  5,500,600    a                                4,869,300   631,300
Hanover Compressor Co.            Common  410768105  $89,653,759  6,665,707    a                                5,805,984   859,723
Walter Industries, Inc.           Common  93317Q105  $88,759,483  5,540,542    a                                4,883,092   657,450
Alliant Techsystems Inc.          Common  018804104  $82,122,700  1,357,400    a                                1,200,650   156,750
Tidewater Inc.                    Common  886423102  $80,653,855  2,477,845    a                                2,195,995   281,850
Steris Corporation                Common  859152100  $79,919,302  3,642,630    a                                3,226,830   415,800
US Cellular                       Common  911684108  $78,610,670  1,821,800    a                                1,606,330   215,470
Lifepoint Hospitals Inc.          Common  53219L109  $78,338,854  2,610,425    a                                2,326,825   283,600
Platinum Underwriters Holdings    Common  G7127P100  $65,598,180  2,240,375    a                                1,993,145   247,230
Hospira Inc.                      Common  441060100  $65,392,414  2,137,007    a                                1,922,007   215,000
Adolph Coors Class B         Cl B Common  217016104  $64,297,147    946,660    a                                  851,360    95,300
Montpelier RE Holdings LTD        Common  G62185106  $61,565,546  1,678,450    a                                1,452,600   225,850
Chiquita Brands International     Common  170032809  $54,536,355  3,132,473    a                                2,776,466   356,007
Viasys Healthcare                 Common  92553Q209  $53,768,045  3,213,870    a                                2,779,570   434,300
Robert Mondavi Corp - Cl A   Cl A Common  609200100  $52,170,562  1,331,901    a                                1,175,101   156,800
Cincinnati Bell Inc.              Common  171871106  $52,152,857 14,943,512    a                               13,208,508 1,735,004
Andrew Corp                       Common  034425108  $44,002,800  3,595,000    a                                3,188,900   406,100
Gentek Inc.                       Common  37245x203  $42,951,623  1,072,450    a                                  953,900   118,550
FMC Corporation                   Common  302491303  $39,263,988    808,400    a                                  713,450    94,950
Moneygram International, Inc.     Common  60935Y109  $38,732,316  2,267,700    a                                2,044,300   223,400
Earthlink Inc.                    Common  270321102  $27,472,253  2,667,209    a                                2,343,410   323,799
             SubTotal Page 1                      $1,432,863,473 80,517,356                                    71,093,423 9,423,933

                                                                                                      Item 7
                                                                                                     Manager's
                                                      Item 4:    Item 5:          Item 6               See           Item 8
   Item 1:                       Item 2:   Item 3:    Fair       Shares of    Investment Discretion  Instr  Voting Authority(shares)
Name of Issuer                  Title of   CUSIP      Market     Principal      (b) Shared (c) Shared V (a) Sole (b)Shared (c) None
                                  Class    Number     Value      Amount  (a) Sole As defined  Other

Primedia, Inc.                    Common  74157K101 $19,647,589   8,360,676    a                                6,965,776 1,394,900
Sola International Inc            Common  834092108 $19,341,465   1,015,300    a                                  895,100   120,200
NDCHealth Corp                    Common  639480102 $16,072,470   1,001,400    a                                  889,300   112,100
Abbott Labs                       Common  002824100 $15,337,497     362,075    a                                  321,775    40,300
Time Warner, Inc.                 Common  887317105 $10,277,952     636,800    a                                  438,400   198,400
Axis Capital Holdings Ltd         Common  G0692U109  $9,552,400     367,400    a                                  367,400         0
Instinet Group Incorporated       Common  457750107  $8,173,614   1,624,973    a                                1,267,273   357,700
Kraft Foods Inc.                  Common  50075n104  $5,173,532     163,100    a                                  163,100         0
Liberty Media Corp-A         Cl A Common  530718105  $3,107,808     356,400    a                                  354,400     2,000
General Cable Corp                Common  369300108  $2,947,280     277,000    a                                  199,800    77,200
Sybron Dental Specialties         Common  871142105  $2,240,853      75,475    a                                   47,275    28,200
OGE Energy Corp.                  Common  670837103  $1,818,452      72,075    a                                   48,075    24,000
Hornbeck Offshore Services        Common  440543106  $1,328,250      80,500    a                                   37,500    43,000
OGE EGY CAP I 8.375%39         Preferred  67084c200    $998,325      39,150    a                                   11,650    27,500
Cadbury Schwepe 8.625%
    Series A   Preferred       127207207   $722,320      27,580                a                                    7,000    20,580
Primedia Preferred 10%
    Series D   Preferred       74157K606   $675,250       7,300                a                                    2,200     5,100
Compass Minerals
    International, Inc.           Common  20451N101    $490,620      22,100    a                                    9,200    12,900
ConAgra Foods, Inc.               Common  205887102    $275,097      10,700    a                                    3,800     6,900
Host Marriott 6.75%            Preferred  441079407    $262,500       5,000                                             0     5,000


             SubTotal Page 2                       $118,443,274  14,505,004                                   12,029,024  2,475,980
               Grand Total                       $1,551,306,747  95,022,360                                   83,122,447 11,899,913

           Number of Securities           41





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